Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of financial assets [abstract]
Schedule of financial assets

	2024	2023
	£m	£m
Non-current
FVOCI debt and other investments	397	407
FVTPL investments	483	452
	880	859
Current
FVTPL investments	3,084	1,764
Financial assets at amortised cost	615	841
	3,699	2,605
	4,579	3,464
Financial and other investments include the following:
Investments in short-term money market funds	2,668	1,449
Investments held by National Grid Partners	375	346
Investments in Sunrun	108	106
Balances that are restricted or not readily used in operations:
Collateral[1]	496	764
Insurance company and non-qualified plan investments	578	490
Cash surrender value of life insurance policies	235	232
Other investments	119	77
	4,579	3,464
1.The collateral balance includes £466 million (2023: £734 million) of collateral placed with counterparties with whom we have entered into a credit support annex to the International
Swaps and Derivatives Association (ISDA) Master Agreement, £24 million (2023: £25 million) of restricted amounts allocated for specific projects within National Grid Electricity System
Operator and National Grid Electricity Transmission plc and £6 million (2023: £5 million) insurance captive letters of credit.